Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Apr. 14, 2023	Oct. 16, 2023	Jan. 04, 2024	Dec. 31, 2023	Nov. 03, 2023	Oct. 08, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Ordinary shares						3,733,263
Temporary equity, redemption price per share							$ 10.57	$ 10.20	$ 10.10
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity stock redeemed during the period shares	18,281,946
Temporary equity, redemption price per share	$ 10.36
Temporary equity, shares outstanding	4,718,054			4,000,000			4,718,054	23,000,000	23,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares					1,342,976
Temporary equity, shares outstanding		3,779,067
Share capital			$ 1,000
Additional Shares			499,999
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity stock redeemed during the period shares		938,987
Temporary equity, redemption price per share		$ 10.66
Estimated outstanding balance in restricted assets account		$ 40,300,000